Schedule of Components of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Accrued employee benefits	$ 47,399	$ 41,582
Unrealized foreign exchange gain (loss)	281	(1,264)
Depreciation	(4,397)	(5,031)
Operating right of use assets and lease liabilities	6,193	5,692
Accumulated tax loss	414,720	347,990
Valuation allowance for deferred tax asset	(464,196)	(388,969)
Net deferred tax asset